Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) consists of the following:
	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2023	For the Six Months Ended September 30, 2024	For the Six Months Ended September 30, 2023
Current
Federal	$74,445	$160,892	$224,197	$303,258
State	—	—	—	—
Deferred
Federal	(28,597)	(52,253)	(35,347)	(48,069)
State	—	—	—	—
Income tax provision	$45,848	$108,639	$188,850	$255,189
The income tax provision (benefit) consists of the following:
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Current
Federal	$613,217	$253,426
State	—	—
Deferred
Federal	2,975	48,070
State	—	—
Income tax provision	$616,192	$301,496

Schedule of Reconciliation of the Statutory Federal Income Tax Rate	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
U.S. statutory rate	21.0%	21.0%
Change in valuation allowance	6.8%	46.4%
Effective tax rate	27.8%	$67.4%

Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets were as follows as of:
	September 30, 2024	March 31, 2024
Deferred tax assets:
Start-up/organization costs	$503,920	$371,785
Deferred tax liability:
Accrued dividend income	(15,698)	(51,045)
Total deferred tax assets	488,222	320,740
Valuation allowance	(503,920)	(371,785)
Deferred tax liability, net	$(15,698)	$(51,045)
The Company’s net deferred tax assets were as follows as of:
	March 31, 2024	March 31, 2023
Deferred tax assets:
Start-up/organization costs	$371,785	$221,180
Deferred tax liability:
Accrued dividend income	(51,045)	(48,070)
Total deferred tax assets	320,740	173,110
Valuation allowance	(371,785)	(221,180)
Deferred tax liability, net	$(51,045)	$(48,070)